Earnings (Loss) Per Share - Schedule of Basic and Diluted Income (Loss) Per Ordinary Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss) attributable to ordinary shareholders		$ (5,098,384)	$ (660,588)	$ (241,217)
Denominator:
Weighted average number of ordinary shares outstanding – basic	[1]	16,037,397	12,721,233	12,000,000
Weighted average number of ordinary shares outstanding – diluted	[1]	16,037,397	12,721,233	12,000,000
Net income (loss) per share – basic		$ (0.318)	$ (0.052)	$ (0.02)
Net income (loss) per share – diluted		$ (0.318)	$ (0.052)	$ (0.02)

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.